UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsU.S. Global Leaders Growth Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 98.4%		$1,034,843,405
(Cost $716,725,066)
Consumer discretionary 21.8%		229,121,272
Hotels, restaurants and leisure 6.4%
Chipotle Mexican Grill, Inc. (I)(L)	88,290	37,208,938
Starbucks Corp.	551,894	30,475,587
Internet and direct marketing retail 7.9%
Amazon.com, Inc. (I)	54,585	44,949,656
The Priceline Group, Inc. (I)	24,387	38,412,695
Specialty retail 3.5%
Lowe's Companies, Inc.	498,593	36,437,176
Textiles, apparel and luxury goods 4.0%
NIKE, Inc., Class B	787,093	41,637,220
Consumer staples 9.8%		103,242,072
Food and staples retailing 2.8%
Whole Foods Market, Inc. (L)	975,748	29,487,105
Food products 4.0%
Mondelez International, Inc., Class A	956,416	42,350,100
Household products 3.0%
Colgate-Palmolive Company	486,294	31,404,867
Energy 4.9%		51,640,752
Energy equipment and services 4.9%
Core Laboratories NV (L)	260,688	30,456,179
Schlumberger, Ltd.	253,071	21,184,573
Financials 2.3%		24,096,040
Capital markets 2.3%
State Street Corp.	316,221	24,096,040
Health care 13.1%		138,396,216
Biotechnology 4.8%
Amgen, Inc.	134,922	21,139,579
Regeneron Pharmaceuticals, Inc. (I)	81,558	29,302,974
Health care providers and services 2.1%
UnitedHealth Group, Inc.	134,930	21,872,153
Health care technology 3.2%
Cerner Corp. (I)	627,523	33,704,260
Pharmaceuticals 3.0%
Novo Nordisk A/S, ADR	895,141	32,377,250
Industrials 2.5%		26,113,203
Road and rail 2.5%
Kansas City Southern	303,960	26,113,203
Information technology 36.7%		385,544,624
Internet software and services 7.2%
Alphabet, Inc., Class C (I)	39,531	31,497,905
Facebook, Inc., Class A (I)	341,502	44,504,541

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Global Leaders Growth Fund

			Shares	Value
Information technology (continued)
IT services 14.5%
Alliance Data Systems Corp.			133,263	$30,434,604
Automatic Data Processing, Inc.			352,915	35,640,886
FleetCor Technologies, Inc. (I)			280,013	41,299,117
Visa, Inc., Class A			540,261	44,684,987
Software 10.9%
Red Hat, Inc. (I)			490,851	37,245,774
salesforce.com, Inc. (I)			553,102	43,750,368
SAP SE, ADR (L)			363,362	33,251,257
Technology hardware, storage and peripherals 4.1%
Apple, Inc.			356,285	43,235,185
Materials 4.1%				43,077,777
Chemicals 4.1%
Ecolab, Inc.			358,593	43,077,777
Real estate 3.2%				33,611,449
Equity real estate investment trusts 3.2%
Equinix, Inc.			87,307	33,611,449
	Yield (%)		Shares	Value
Securities lending collateral 6.7%				$70,209,379
(Cost $70,204,918)
John Hancock Collateral Trust (W)	0.8662(Y	)	7,016,167	70,209,379
Short-term investments 1.4%				$14,507,555
(Cost $14,507,555)
Money market funds 1.4%				14,507,555
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4720(Y	)	14,507,555	14,507,555
Total investments (Cost $801,437,539)† 106.5%				$1,119,560,339
Other assets and liabilities, net (6.5%)				($67,950,152)
Total net assets 100.0%				$1,051,610,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17. The value of securities on loan amounted to $68,791,970.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $805,132,155. Net unrealized appreciation aggregated to $314,428,184, of which $330,579,229 related to appreciated investment securities and $16,151,045 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q1	01/17
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		3/17

John Hancock

Classic Value Fund

Quarterly portfolio holdings 1/31/17

Fund's investmentsClassic Value Fund

As of 1-31-17 (unaudited)
	Shares	Value
Common stocks 95.9%		$1,685,850,810
(Cost $1,337,285,225)
Consumer discretionary 11.3%		198,216,718
Automobiles 2.2%
Ford Motor Company	3,179,115	39,293,861
Hotels, restaurants and leisure 1.9%
Hilton Worldwide Holdings, Inc.	566,750	32,633,465
Media 5.4%
News Corp., Class A	2,307,390	28,357,823
Omnicom Group, Inc.	488,083	41,804,309
The Interpublic Group of Companies, Inc.	1,029,950	24,234,724
Specialty retail 1.8%
Staples, Inc.	3,466,580	31,892,536
Consumer staples 2.2%		39,046,237
Food and staples retailing 2.2%
Wal-Mart Stores, Inc.	585,050	39,046,237
Energy 13.1%		230,138,191
Energy equipment and services 0.9%
Halliburton Company	290,354	16,425,326
Oil, gas and consumable fuels 12.2%
BP PLC, ADR	1,083,645	38,989,547
Cenovus Energy, Inc.	3,026,653	41,253,280
Exxon Mobil Corp.	434,765	36,472,436
Murphy Oil Corp.	1,103,276	31,895,709
Royal Dutch Shell PLC, ADR, Class A	1,196,946	65,101,893
Financials 42.2%		741,304,381
Banks 13.0%
Bank of America Corp.	2,972,988	67,308,448
Citigroup, Inc.	1,165,591	65,074,946
JPMorgan Chase & Co.	586,661	49,649,120
Regions Financial Corp.	3,237,950	46,658,860
Capital markets 14.8%
Franklin Resources, Inc.	1,329,542	52,835,999
Morgan Stanley	1,429,596	60,743,534
State Street Corp.	562,327	42,849,317
The Goldman Sachs Group, Inc.	274,028	62,840,101
UBS Group AG (L)	2,577,126	41,517,500
Consumer finance 3.1%
Capital One Financial Corp.	617,578	53,970,141
Diversified financial services 3.6%
Voya Financial, Inc.	1,562,843	62,857,545
Insurance 7.7%
American International Group, Inc.	663,702	42,649,491
Axis Capital Holdings, Ltd.	696,674	44,594,103
MetLife, Inc.	877,693	47,755,276

2SEE NOTES TO FUND'S INVESTMENTS

Classic Value Fund

			Shares	Value
Health care 6.9%				$121,553,373
Health care equipment and supplies 1.1%
	Abbott Laboratories		446,152	18,635,769
Health care providers and services 3.7%
	Cigna Corp.		333,667	48,788,789
	McKesson Corp.		123,175	17,139,801
Pharmaceuticals 2.1%
	Mylan NV (I)		972,116	36,989,014
Industrials 6.8%				120,446,021
Machinery 6.8%
	Dover Corp.		673,000	52,325,750
	Parker-Hannifin Corp.		247,850	36,466,171
	Stanley Black & Decker, Inc.		255,275	31,654,100
Information technology 13.4%				235,145,889
Electronic equipment, instruments and components 1.1%
	Corning, Inc.		696,483	18,449,835
IT services 2.4%
	Cognizant Technology Solutions Corp., Class A (I)		787,075	41,392,274
Semiconductors and semiconductor equipment 2.2%
	Intel Corp.		1,063,355	39,152,731
Software 3.1%
	Oracle Corp.		1,366,914	54,826,921
Technology hardware, storage and peripherals 4.6%
	Hewlett Packard Enterprise Company		1,756,701	39,841,979
	HP, Inc.		1,550,226	23,330,901
	Seagate Technology PLC		402,021	18,151,248
	Yield (%)		Shares	Value
Securities lending collateral 0.4%				$5,856,415
(Cost $5,856,994)
John Hancock Collateral Trust (W)	0.8662(Y	)	585,244	5,856,415
			Par value^	Value
Short-term investments 3.5%				$61,547,000
(Cost $61,547,000)
Repurchase agreement 3.5%				61,547,000
	Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $61,547,171 on 2-1-17, collateralized by $59,840,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-19 (valued at $62,783,171, including interest)		61,547,000	61,547,000
Total investments (Cost $1,404,689,219)† 99.8%				$1,753,254,225
Other assets and liabilities, net 0.2%				$4,194,577
Total net assets 100.0%				$1,757,448,802

SEE NOTES TO FUND'S INVESTMENTS3

Classic Value Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17. The value of securities on loan amounted to $5,694,744.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-17.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,413,671,410. Net unrealized appreciation aggregated to $339,582,815, of which $403,364,519 related to appreciated investment securities and $63,781,704 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 1-31-17:

United States	86.8%
Netherlands	3.7%
Bermuda	2.5%
Switzerland	2.4%
Canada	2.4%
United Kingdom	2.2%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

As of January 31, 2017, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q1	01/17
This report is for the information of the shareholders of John Hancock Classic Value Fund.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017